Schedule of benefit plans (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current	$ 997	$ 1,130
Current	131	127
Total Benefit plans	$ 1,128	$ 1,257	$ 1,181